Employee Stock Purchase Plan (Tables)	9 Months Ended
Sep. 30, 2012
Assumptions Used to Value Employee Stock Purchase Rights

The assumptions used to value employee stock purchase rights under the Black-Scholes model during the nine months ended September 30, 2012 were as follows:

Nine Months Ended September 30, 2012

Expected term (years)	0.25
Volatility	42%
Risk-free interest rate	0.11%
Dividend yield	0